Bonds Payable - Summary of Bonds Payable (Detail) $ in Millions, $ in Millions	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Bonds payable [line items]
Less: Current portion	$ (57,148.0)		$ (6,997.7)
Noncurrent bonds payable	926,604.5	$ 28,258.7	913,899.8
Cost [member] | Taiwan [member]
Bonds payable [line items]
Unsecured bonds	478,536.0		447,194.0
Cost [member] | Overseas [member]
Bonds payable [line items]
Unsecured bonds	507,904.0		476,578.5
Discounts on bonds payable [member]
Bonds payable [line items]
Discounts on bonds payable	$ (2,687.5)		$ (2,875.0)